CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
CONCENTRATION OF RISKS
Cost of purchased materials	$ 305,805	¥ 1,995,380	¥ 1,623,324	¥ 532,217
Credit risk | PRC
CONCENTRATION OF RISKS
Cash and cash equivalents and short-term investments	751,391				¥ 4,902,826		¥ 5,358,181		¥ 1,632,151
Credit risk | Outside PRC
CONCENTRATION OF RISKS
Cash and cash equivalents and short-term investments	23,478				¥ 153,197	$ 1,098		$ 19,197
Supplier A | Total cost of purchased materials
CONCENTRATION OF RISKS
Cost of purchased materials	30,174	196,886	¥ 265,014	121,043
Supplier B | Total cost of purchased materials
CONCENTRATION OF RISKS
Cost of purchased materials				73,145
Supplier C | Total cost of purchased materials
CONCENTRATION OF RISKS
Cost of purchased materials				¥ 70,086
Supplier D | Total cost of purchased materials
CONCENTRATION OF RISKS
Cost of purchased materials	$ 29,860	¥ 194,838
Economic risk
CONCENTRATION OF RISKS
Minimum term of PRC government's economic reform policies (in years)	20 years	20 years
Foreign currency exchange rate risk
CONCENTRATION OF RISKS
(Depreciation) / Appreciation of US$ against RMB	(6.30%)	(6.30%)	1.30%	5.00%